Fair Value of Financial Instruments - Fair Value of Financial Assets (Details) - USD ($) $ in Thousands	Mar. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Financial Instruments, Financial Assets, Balance Sheet Groupings [Abstract]
Total cash equivalents	$ 57,381	$ 44,426	$ 162,260
Marketable securities	190,369	232,413	146,902
Total financial assets	247,750	276,839	309,162
Money market funds
Financial Instruments, Financial Assets, Balance Sheet Groupings [Abstract]
Total cash equivalents	43,535	44,426	155,367
Marketable securities			146,902
Commercial paper
Financial Instruments, Financial Assets, Balance Sheet Groupings [Abstract]
Total cash equivalents	0		1,996
Marketable securities	0	1,494	51,498
U.S. Treasuries
Financial Instruments, Financial Assets, Balance Sheet Groupings [Abstract]
Total cash equivalents	13,846		4,897
Marketable securities	65,515	61,857
U.S. Government agency bonds
Financial Instruments, Financial Assets, Balance Sheet Groupings [Abstract]
Marketable securities	69,306	93,978	28,398
Corporate bonds
Financial Instruments, Financial Assets, Balance Sheet Groupings [Abstract]
Marketable securities	55,548	75,084	67,006
Quoted prices in active markets (Level 1)
Financial Instruments, Financial Assets, Balance Sheet Groupings [Abstract]
Total cash equivalents	43,535	44,426	155,367
Marketable securities	0	0
Total financial assets	43,535	44,426	155,367
Quoted prices in active markets (Level 1) | Money market funds
Financial Instruments, Financial Assets, Balance Sheet Groupings [Abstract]
Total cash equivalents	43,535	44,426	155,367
Marketable securities			0
Quoted prices in active markets (Level 1) | Commercial paper
Financial Instruments, Financial Assets, Balance Sheet Groupings [Abstract]
Total cash equivalents	0		0
Marketable securities	0	0	0
Quoted prices in active markets (Level 1) | U.S. Treasuries
Financial Instruments, Financial Assets, Balance Sheet Groupings [Abstract]
Total cash equivalents	0		0
Marketable securities	0	0
Quoted prices in active markets (Level 1) | U.S. Government agency bonds
Financial Instruments, Financial Assets, Balance Sheet Groupings [Abstract]
Marketable securities	0	0	0
Quoted prices in active markets (Level 1) | Corporate bonds
Financial Instruments, Financial Assets, Balance Sheet Groupings [Abstract]
Marketable securities	0	0	0
Significant other observable inputs (Level 2)
Financial Instruments, Financial Assets, Balance Sheet Groupings [Abstract]
Total cash equivalents	13,846	0	6,893
Marketable securities	190,369	232,413
Total financial assets	204,215	232,413	153,795
Significant other observable inputs (Level 2) | Money market funds
Financial Instruments, Financial Assets, Balance Sheet Groupings [Abstract]
Total cash equivalents	0	0	0
Marketable securities			146,902
Significant other observable inputs (Level 2) | Commercial paper
Financial Instruments, Financial Assets, Balance Sheet Groupings [Abstract]
Total cash equivalents	0		1,996
Marketable securities	0	1,494	51,498
Significant other observable inputs (Level 2) | U.S. Treasuries
Financial Instruments, Financial Assets, Balance Sheet Groupings [Abstract]
Total cash equivalents	13,846		4,897
Marketable securities	65,515	61,857
Significant other observable inputs (Level 2) | U.S. Government agency bonds
Financial Instruments, Financial Assets, Balance Sheet Groupings [Abstract]
Marketable securities	69,306	93,978	28,398
Significant other observable inputs (Level 2) | Corporate bonds
Financial Instruments, Financial Assets, Balance Sheet Groupings [Abstract]
Marketable securities	55,548	75,084	67,006
Significant unobservable inputs (Level 3)
Financial Instruments, Financial Assets, Balance Sheet Groupings [Abstract]
Total cash equivalents	0	0	0
Marketable securities	0	0
Total financial assets	0	0	0
Significant unobservable inputs (Level 3) | Money market funds
Financial Instruments, Financial Assets, Balance Sheet Groupings [Abstract]
Total cash equivalents	0	0	0
Marketable securities			0
Significant unobservable inputs (Level 3) | Commercial paper
Financial Instruments, Financial Assets, Balance Sheet Groupings [Abstract]
Total cash equivalents	0		0
Marketable securities	0	0	0
Significant unobservable inputs (Level 3) | U.S. Treasuries
Financial Instruments, Financial Assets, Balance Sheet Groupings [Abstract]
Total cash equivalents	0		0
Marketable securities	0	0
Significant unobservable inputs (Level 3) | U.S. Government agency bonds
Financial Instruments, Financial Assets, Balance Sheet Groupings [Abstract]
Marketable securities	0	0	0
Significant unobservable inputs (Level 3) | Corporate bonds
Financial Instruments, Financial Assets, Balance Sheet Groupings [Abstract]
Marketable securities	$ 0	$ 0	$ 0